Receivables, Prepayments and Other Assets - Summary of Receivables, Prepayments and Other Assets (Parenthetical) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Receivables Prepayments and Other Assets [Line Items]
Prepayments and deposits	$ 3,703	$ 6,621
Maximum
Receivables Prepayments and Other Assets [Line Items]
Settlement time lag period	5 days
Third Party Companies
Receivables Prepayments and Other Assets [Line Items]
Prepayments and deposits	$ 445